Conservative Growth Fund
Conservative Growth Fund CLASS A: TCGAX | CLASS C: TCVCX
INVESTMENT OBJECTIVE
The investment objective of the Fund is to generate moderate levels of long-term capital growth.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 65 of the prospectus and “Purchase, Redemption and Pricing of Shares” on page 33 of the Funds’ Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Conservative Growth Fund		Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first twelve months after purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses Conservative Growth Fund		Class A	Class C
Management Fee		0.65%	0.65%
Distribution/Service(12b-1 Fees)		none	0.75%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)		0.40%	0.40%
Fees and Expenses of Acquired Funds		1.34%	1.34%
Total Annual Fund Operating Expenses	[1]	2.39%	3.14%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Conservative Growth Fund (USD $)	Class A	Class C
1 Year	779	417
3 Years	1,254	969
5 Years	1,755	1,645
10 Years	3,126	3,448

Expense Example, No Redemption (USD $)	Conservative Growth Fund Class C
1 Year	317
3 Years	969
5 Years	1,645
10 Years	3,448

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 20.72% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally will invest at least 75% of its total assets in the following Traditional Funds according to the following approximate range of percentages:

Timothy Plan Traditional Fund	% of Fund’s Net Assets Invested in Traditional Fund
Small Cap Value Fund	0 - 10%
Large/Mid Cap Value Fund	10 - 20%
Large/Mid Cap Growth Fund	5 - 15%
Aggressive Growth Fund	0 - 5%
High Yield Bond Fund	5 - 15%
Fixed Income Fund	20 - 40%
International Fund	5 - 15%
Israel Common Values Fund	0 - 5%
Defensive Strategies Fund	10 - 30%
Timothy Partners, Ltd. (“TPL”) will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market. On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund. The Advisor also will reallocate the Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

PRINCIPAL RISKS
1.	General Risk | As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Portfolio Risk | The Fund is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Fund invests:
•	Stock Market Risk: The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

•	Larger Company Investing Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Mid-size Company Investing Risk: Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

•	Small Company Investing Risk: Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

•	Excluded Security Risk: Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

•	Growth Risk: The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

•	Value Investing Risk: Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

•	Sector Risk: If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

•	Foreign Risk: The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. The Fund may invest in emerging markets. Emerging markets expose the Fund to additional risks due to the lack of historical or regulatory controls.
•	Currency Risk: Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

•	High Yield Security Risk: Investments in fixed-income securities that are rated below investment grade by one or more NRSROs (“high yield securities”) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect the Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

•	Interest Rate Risk: To the extent that the Fund invests in the High Yield Bond Fund and other fixed income securities, the Fund will be exposed to interest rate risk. When interest rates rise, bond prices fall; the higher the High Yield Bond Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

•	Credit Risk: To the extent that the Fund invests in the High Yield Bond Fund and other fixed income securities, the Fund will be exposed to credit risk. The Fund could lose money if any bonds owned by the High Yield Bond Fund are downgraded in credit rating or go into default.
•	Real Estate Investment Trust Risk: The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.
•	Commodities-based Exchange Traded Funds Risk: Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund’s entire ETF investment could be lost.

•	Treasury-Inflation Protected Securities Risk: Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.

•	Non-Diversification Risk: Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund’s investments were more widely distributed.

•	Israel Risk: Investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. Companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.
3.	Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in moderately risk-oriented equity and bond funds, but who also wish to realize current income and allocate their investments among multiple funds with a single investment.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.

Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)

Best Worst Quarter Quarter Jun-09 Dec-08 12.63% -17.02%
Average Annual Total Returns (for periods ending on December 31, 2011)
Average Annual Total Returns Conservative Growth Fund		1 Year	5 Year	10 Year	Since Inception
Return before taxes Class A		(4.36%)	0.19%	2.68%
Return before taxes Class C		(0.54%)	0.60%		2.70%
Return after taxes on distributions Class A	[1]	(4.41%)	(0.73%)	2.02%
Return after taxes on distributions Class C	[1]	(0.54%)	(0.22%)		1.98%
Return after taxes on distributions and sale of shares Class A	[1]	(2.84%)	(0.13%)	2.11%
Return after taxes on distributions and sale of shares Class C	[1]	(0.35%)	0.31%		2.16%
Dow Jones Global Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes) Class A	[2]	0.28%	2.83%	6.32%
Dow Jones Global Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes) Class C	[2]	0.28%	2.83%		5.53%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
[2]	The DJ Global Moderate Portfolio Index is a widely recognized, measure of portfolios with similar levels of risk. The Portfolio Index is rebalanced monthly to the appropriate percentage of risk experienced by the all stock Portfolio Index over the previous thirty-six months.